Organization and principal activities - Sales Commitment Arrangements (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)
Variable interest entity
Percentage of base transaction price	100.00%	100.00%
Payable to equity method investees for direct transactions with property developers	¥ 0
Deposits with real estate developers	0
Revenue	153,488	$ 21,167	¥ 144,834
Base commission from transactions
Variable interest entity
Revenue	143,563		117,080
Sales Commitment Arrangements
Variable interest entity
Deposits with real estate developers	0			¥ 40,085
Sales Commitment Arrangements | Sales Incentive
Variable interest entity
Revenue	405		4,677
Self-Commitment or Non-Group Collaborative Agreements | Sales Incentive
Variable interest entity
Revenues shared with fund providers (including the Group's equity method investees)	¥ 1,068		¥ 282
Maximum
Variable interest entity
Withdrawal penalty	10.00%